INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in British Virgin Islands are not subject to tax on income or capital gains.

United States

Mercurity Fintech Technology Holding Inc. (“MFH Tech”) is incorporated in New York, USA. Chaince Securities, Inc. and its subsidiary, Chaince Securities, LLC (formerly known as JVDA, LLC), are incorporated in Delaware, USA. In accordance with the Federal Corporate Income Tax Law, the Federal corporate income tax rate applicable to MFH Tech is 21%.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%.

People’s Republic of China

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Company’s entities operating in the PRC is 25%.

For the six months ended June 30, 2025, 2024 and 2023, loss or income before income taxes from continuing operations consists of:

	For the six months ended June 30,
	2025	2024	2023
	US$	US$	US$
Cayman Islands: CHAINCE DIGITAL HOLDINGS INC. (“MFH”)	(1,188,362)	(674,004)	(1,632,390)
US: Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	(1,746,229)	(2,728,295)	(853,446)
US: Chaince Securities, Inc.	(33,716)	(34,286)	(15,737)
US: Chaince Securities, LLC (formerly known as JVDA, LLC)	(29,778)	—	—
Hong Kong: Ucon Capital (HK) Limited (“Ucon”)	16,673	(11,975)	(4,678)
Hong Kong: Aifinity Base Limited	—	—	—
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(18,740)	(58,461)	(70,436)
PRC: Chaince (Shenzhen) Consulting Co., Ltd.	—	—	—
PRC: Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd.	—	—	—

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the six months ended June 30,
	2025	2024	2023
	US$	US$	US$
Current tax expense	—	—	(587)
Deferred tax benefit/(expense)	13,334	(325,646)	772
Income tax benefit/(expense)	13,334	(325,646)	185

The reconciliation of tax computed by applying the statutory income tax rate of 21% applicable to the US operation, 16.5% applicable to the Hong Kong operation, and 25% applicable to the PRC operation to income tax benefit from continuing operations is as follows:

	For the six months ended June 30, 2025
	US$	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince Securities, Inc.)	US (Chaince Securities, LLC)	Hong Kong	PRC	Consolidated
Loss before income taxes	(1,746,229)	(33,716)	(29,778)	16,673	(18,740)	(1,811,790)
Income tax computed at applicable tax rates	(366,708)	(7,080)	(6,254)	2,751	(4,685)	(381,976)
Current losses unrecognized deferred income tax	366,708	—	—	—	4,685	371,393
Utilization of net operating loss carryforwards	—	—	—	(2,751)	—	(2,751)
Income tax expenses/(benefits)	—	(7,080)	(6,254)	—	—	(13,334)

	For the six months ended June 30, 2024
	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince)	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	(2,728,295)	(34,286)	(11,975)	(58,461)	(2,833,017)
Income tax computed at applicable tax rates	(572,942)	(7,200)	(1,976)	(14,615)	(596,733)
Current losses unrecognized deferred income tax	572,942	—	1,976	14,615	589,533
Valuation allowances of deferred tax assets	—	—	332,846	—	332,846
Income tax expenses/(benefits)	—	(7,200)	332,846	—	325,646

	For the six months ended June 30, 2023
	US$	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince)	Hong Kong	PRC	Singapore	Consolidated
Income/(Loss) before income taxes	(853,446)	(15,737)	(4,678)	(70,436)	(507)	(944,804)
Income tax computed at applicable tax rates	(179,224)	(3,305)	(772)	(17,609)	(86)	(200,995)
Current losses unrecognized deferred income tax	179,224	3,305	—	17,609	86	200,224
Prior income tax expense recognized in current period	587	—	—	—	—	587
Income tax expenses/(benefits)	587	—	(772)	—	—	(185)

Deferred tax assets

The significant components of the Company’s deferred tax assets were as follows:

	June 30,	December 31,
	2025	2024
	US$	US$
Deferred tax assets
Net operating loss carryforwards	137,943	124,609
Impairment of intangible assets	238,821	238,821
Valuation allowance	(332,846)	(332,846)
Total deferred tax assets	43,918	30,584

Deferred tax liabilities

The significant components of the Company’s deferred tax liabilities were as follows:

	June 30,	December 31,
	2025	2024
	US$	US$
Deferred tax liabilities
Temporary difference of intangible asset	25,200	25,200
Total deferred tax liabilities	25,200	25,200